RECOVERABLE VALUE OF LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
RECOVERABLE VALUE OF LONG-TERM ASSETS
Schedule of impairment positons, by operating segment

	12/31/2022			12/31/2021
	Generation	Administration	Total	Generation	Administration	Total
Fixed Assets	2,536,835	—	2,536,835	6,963,604	—	6,963,604
Intangible Assets	83,917	69,071	152,988	1,021	69,071	70,092
	2,620,752	69,071	2,689,823	6,964,625	69,071	7,033,696

Schedule of movement of provisions for impairment

		Effects of deconsolidation
Cash Generating Units	12/31/2021	- Eletronuclear	Additions (Reversals)	Write-offs	12/31/2022
UTN Angra 3	4,508,764	(4,508,764)	—	—	—
TPP Candiota	1,054,306	—	(11,113)	—	1,043,193
TPP Santa Cruz	279,379	—	287,874	—	567,253
TPP Candiota Phase B	305,778	—	(23,684)	—	282,094
HPP Batalha	148,953	—	(70,302)	—	78,651
Eólica Casa Nova I	257,579	—	(22,846)	—	234,733
UHE Coaracy Nunes	71,007	—	—	(71,007)	—
TPP Mauá Bloco 4	49,372	—	—	—	49,372
TPP Aparecida Óleo	46,258	—	—	—	46,258
Eólica Coxilha Seca	1,264	—	(1,264)	—	—
TPP Mauá Bloco 1	41,040	—	—	—	41,040
PCH FUNIL	—	—	39,098	—	39,098
PCH Pedra	—	—	12,445	—	12,445
Eólica Ventos de Angelim S.A.	—	—	31,914	—	31,914
Others	200,925	—	(6,224)	—	194,701
	6,964,625	(4,508,764)	235,898	(71,007)	2,620,752

Cash Generating Units	12/31/2020	Additions (Reversals)	Write-offs	Transfers	12/31/2021
UTN Angra 3	4,508,764	—	—	—	4,508,764
TPP Candiota	796,045	258,261	—	—	1,054,306
TPP Santa Cruz	402,769	(123,390)	—	—	279,379
TPP Candiota Phase B	321,020	(15,242)	—	—	305,778
HPP Batalha	298,058	(149,105)	—	—	148,953
Eólica Casa Nova I	292,763	(35,184)	—	—	257,579
Livramento	126,294	(422)	—	(125,872)	—
Complexo Eólico Pindaí III	100,428	(100,428)	—	—	—
UHE Samuel	98,804	(98,804)	—	—	—
UHE Coaracy Nunes	71,007	—	—	—	71,007
SHP João Borges	42,103	(42,103)	—	—	—
TPP Mauá Bloco 4	49,372	—	—	—	49,372
TPP Aparecida Óleo	46,258	—	—	—	46,258
Eólica Coxilha Seca	27,462	(26,198)	—	—	1,264
TPP Mauá Bloco 1	41,040	—	—	—	41,040
HPP Passo São João	34,987	(34,987)	—	—	—
Eólica Casa Nova II	49,154	(49,154)	—	—	—
SHP Rio Chapéu	32,752	(32,752)	—	—	—
Eólica Casa Nova III	25,730	(25,730)	—	—	—
Others	201,530	(168)	(437)	—	200,925
	7,566,340	(475,406)	(437)	(125,872)	6,964,625